Expense Example - Yorkville America Reindustrialization Dividend Index ETF - Yorkville America Reindustrialization Dividend Index ETF Class	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128